Right-of-Use asset	12 Months Ended
Mar. 31, 2025
Disclosure of Right of use assets [Abstract]
Right-of-Use asset

5. Right-of-Use asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669
Additions		65		6,505		264		251		7,085
Additions through Business combinations (Refer to Note 7)		-		33		-		-		33
Disposals		-		(6,203)		(636)		(271)		(7,110)
Translation adjustment		-		172		34		4		210
As at March 31, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887

Accumulated depreciation:
As at April 1, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Depreciation		21		5,485		444		181		6,131
Disposals		-		(4,439)		(561)		(244)		(5,244)
Translation adjustment		-		64		11		3		78
As at March 31, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Net carrying value as at March 31, 2024	₹	1,245	₹	15,216	₹	1,156	₹	338	₹	17,955

Gross carrying value:
As at April 1, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887
Additions		-		10,822		3,735		228		14,785
Disposals		(221)		(4,389)		(632)		(354)		(5,596)
Translation adjustment		-		152		100		17		269
As at March 31, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345

Accumulated depreciation:
As at April 1, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Depreciation		21		5,362		539		180		6,102
Disposals		(13)		(3,776)		(303)		(319)		(4,411)
Translation adjustment		-		81		34		9		124
As at March 31, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Net carrying value as at March 31, 2025	₹	1,016	₹	20,134	₹	4,089	₹	359	₹	25,598

(1) Including net carrying value of computer equipment amounting to ₹ 2 and ₹ 1 as at March 31, 2024 and 2025, respectively.

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2023		2024		2025
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	₹	261	₹	245	₹	232
Short-term leases		2,732		3,257		3,842
	₹	2,993	₹	3,502	₹	4,074

Payments toward leases of low-value assets and Short-term leases are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.

Income from subleasing RoU assets for the years ended March 31, 2023, 2024 and 2025 is not material.

The Company is committed to certain leases amounting to ₹ 1,591 which have not commenced as of March 31, 2025. The term of such leases ranges from 1 to 10 years.

Refer to Note 19 for remaining contractual maturities of lease liabilities. Refer to Note 26 for interest expense on lease liabilities.